Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Long Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 1,850,574,119	$ 2,148,392,841	$ 1,864,949,569	$ 2,325,323,336	$ 3,031,978,205
Long Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,397,959,141	1,717,385,105	1,587,651,197	1,610,838,472	2,155,824,364
Long Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	54,420,647	74,820,385	75,073,397	127,381,359	183,992,274
Long Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	25,149,936	26,413,270	22,796,930	53,980,643	57,678,838
Long Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	919,756,186	1,392,478,396	1,374,647,922	1,079,809,596	1,274,911,920
Long Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,396,430			5,927,944	16,433,746
Long Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	21,819,328	24,635,116	20,764,498	81,393,624	115,309,169
Long Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	9,126,440	3,769,785	4,771,760	17,865,981	29,206,211
Long Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	366,290,174	195,268,153	89,596,690	244,479,325	478,292,206
Long Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	452,614,978	431,007,736	277,298,372	714,484,864	876,153,841
Short Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	533,266,779	638,869,556	796,733,120	572,804,331	601,825,765
Short Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	313,992,359	271,647,306	341,285,591	280,007,120	242,953,868
Short Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	64,858,729	88,376,901	81,685,804	48,647,953	116,768,010
Short Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	32,959,088	21,155,358	27,467,738	40,497,833	40,281,856
Short Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	120,666,427	13,707,348	16,063,904	61,557,330	47,891,170
Short Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	10,463,410	6,183,656	7,278,053	7,597,444	5,323,786
Short Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	55,204,559	47,230,107	72,270,291	40,499,934	11,071,090
Short Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	24,467,234	27,166,883	29,542,745	10,367,157	7,135,608
Short Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	5,372,912	67,827,053	106,977,056	70,839,469	14,482,348
Short Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 219,274,420	$ 367,222,250	$ 455,447,529	$ 292,797,211	$ 358,871,897